Quarterly Holdings Report
for
Fidelity® Blue Chip Growth K6 Fund
April 30, 2025
BCFK6-NPRT3-0625
1.9884005.107
Common Stocks - 96.9%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	44,600	8,142,121
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale SA ADR	687,345	6,399,182
Wheaton Precious Metals Corp (United States) (b)	134,119	11,201,619

TOTAL BRAZIL		17,600,801
CANADA - 0.9%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (c)	628,767	22,115,851
Groupe Dynamite Inc Subordinate Voting Shares	118,400	1,142,260
		23,258,111
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	205,487	9,275,683
Secure Waste Infrastructure Corp	2,402	22,877
		9,298,560
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.3%
Celestica Inc (United States) (b)(c)	495,726	42,310,214
IT Services - 0.3%
Shopify Inc Class A (c)	519,105	49,372,586
TOTAL INFORMATION TECHNOLOGY		91,682,800

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	65,720	11,289,382
TOTAL CANADA		135,528,853
CHINA - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	295,700	18,111,907
Consumer Discretionary - 0.3%
Automobile Components - 0.0%
WeRide Inc ADR (b)	90,600	587,994
Automobiles - 0.3%
BYD Co Ltd H Shares	781,500	37,118,316
Broadline Retail - 0.0%
JD.com Inc ADR	5,275	172,071
TOTAL CONSUMER DISCRETIONARY		37,878,381

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	201,988	375,698
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Zkh Group Limited Class A (c)	30	2
Information Technology - 0.0%
Software - 0.0%
Pony AI Inc ADR (b)	291,924	2,653,589
TOTAL CHINA		59,019,577
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	69,869	11,908,472
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	45,500	3,023,475
TOTAL DENMARK		14,931,947
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (c)	1,109,191	26,897,882
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	3,902	10,569,130
LVMH Moet Hennessy Louis Vuitton SE	18,686	10,350,722

TOTAL FRANCE		20,919,852
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	74,044	3,808,083
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	64,173	18,750,709
TOTAL GERMANY		22,558,792
INDIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (c)	1,748,148	8,413,131
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	79,800	1,757,861
Vodafone Idea Ltd (c)	110,777,732	9,304,713
		11,062,574
TOTAL COMMUNICATION SERVICES		19,475,705

Consumer Discretionary - 0.3%
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (d)(e)	2,525,460	8,419,842
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (c)	6,997,600	19,126,359
MakeMyTrip Ltd (c)	41,395	4,339,024
		23,465,383
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (f)	5,515,446	17,251,017
TOTAL CONSUMER DISCRETIONARY		49,136,242

Consumer Staples - 0.1%
Food Products - 0.1%
Patanjali Foods Ltd	326,500	7,345,797
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd	1,577,982	26,165,785
Reliance Industries Ltd GDR (g)	38,519	2,515,290
		28,681,075
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd	109,468	2,483,079
HDFC Bank Ltd ADR	99,075	7,201,762
ICICI Bank Ltd ADR	215,058	7,217,346
Kotak Mahindra Bank Ltd	56,600	1,477,281
		18,379,468
Consumer Finance - 0.0%
Bajaj Finance Ltd	13,700	1,396,005
Financial Services - 0.0%
Jio Financial Services Ltd (c)	747,491	2,305,505
TOTAL FINANCIALS		22,080,978

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	30,100	1,593,994
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	451,700	1,568,093
TOTAL INDUSTRIALS		3,162,087

Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (c)(d)(e)	1,109	513,367
Materials - 0.1%
Construction Materials - 0.0%
Grasim Industries Ltd	136,600	4,426,744
Metals & Mining - 0.1%
Hindalco Industries Ltd	192,800	1,423,044
Welspun Corp Ltd	738,000	6,710,045
		8,133,089
TOTAL MATERIALS		12,559,833

TOTAL INDIA		142,955,084
IRELAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Circle Internet Financial LLC (e)	137,547	3,208,972
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (c)(d)(e)	14,367	30,458
Xsight Labs Ltd warrants 12/30/2031 (c)(d)(e)	20,659	23,551

TOTAL ISRAEL		54,009
JAPAN - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Nintendo Co Ltd	478,666	39,738,855
Industrials - 0.0%
Professional Services - 0.0%
Timee Inc (c)	38,800	465,665
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	337,304	6,432,387
TOTAL JAPAN		46,636,907
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (c)(g)(h)	316,145	5,594,223
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	677,461	124,862,837
SINGAPORE - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Sea Ltd Class A ADR (c)	82,248	11,025,344
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (c)	611,734	29,430,523
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG (b)	60,780	7,062,218
TOTAL SWITZERLAND		36,492,741
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	779,833	129,990,363
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (c)	58,228	14,032,366
Flutter Entertainment PLC (United Kingdom) (c)	51,992	12,444,437
		26,476,803
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	111,602	4,860,267
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	203,174	11,518,145
Financial Services - 0.0%
Revolut Group Holdings Ltd (d)(e)	3,207	2,417,533
TOTAL FINANCIALS		13,935,678

TOTAL UNITED KINGDOM		45,272,748
UNITED STATES - 91.1%
Communication Services - 16.7%
Entertainment - 4.8%
Netflix Inc (c)	506,862	573,625,863
ROBLOX Corp Class A (c)	957,595	64,206,745
Spotify Technology SA (c)	87,856	53,941,827
Take-Two Interactive Software Inc (c)	49,934	11,650,600
		703,425,035
Interactive Media & Services - 11.9%
Alphabet Inc Class A	4,469,980	709,832,824
Epic Games Inc (c)(d)(e)	607	388,073
Meta Platforms Inc Class A	1,521,962	835,557,139
Reddit Inc Class A (c)	158,380	18,462,357
Reddit Inc Class B (c)	30,951	3,607,958
Snap Inc Class A (b)(c)	19,229,713	153,068,515
		1,720,916,866
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	12,492	3,084,899
TOTAL COMMUNICATION SERVICES		2,427,426,800

Consumer Discretionary - 16.2%
Automobiles - 1.7%
Neutron Holdings Inc (c)(d)(e)	491,550	29,788
Rad Power Bikes Inc (c)(d)(e)	101,681	9,151
Rad Power Bikes Inc warrants 10/6/2033 (c)(d)(e)	110,642	24,342
Rivian Automotive Inc Class A (b)(c)	1,201,024	16,405,988
Tesla Inc (c)	809,452	228,394,976
		244,864,245
Broadline Retail - 5.5%
Amazon.com Inc (c)	4,389,677	809,544,232
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Inc (c)	44,575	5,590,596
Duolingo Inc Class A (c)	54,191	21,106,311
		26,696,907
Hotels, Restaurants & Leisure - 2.2%
Brinker International Inc (c)	166,286	22,332,210
Cava Group Inc (c)	96,076	8,880,305
Chipotle Mexican Grill Inc (c)	1,735,525	87,678,723
DraftKings Inc Class A (b)(c)	988,748	32,915,421
Dutch Bros Inc Class A (c)	66,625	3,980,177
Planet Fitness Inc Class A (b)(c)	125,959	11,914,462
Royal Caribbean Cruises Ltd	42,893	9,218,135
Sonder Holdings Inc Stage 1 rights (c)(e)	1,448	0
Sonder Holdings Inc Stage 2 rights (c)(e)	1,447	0
Sonder Holdings Inc Stage 3 rights (c)(e)	1,447	0
Sonder Holdings Inc Stage 4 rights (c)(e)	1,447	0
Sonder Holdings Inc Stage 5 rights (c)(e)	1,447	0
Sonder Holdings Inc Stage 5 rights (c)(e)	1,447	0
Starbucks Corp	1,310,079	104,871,824
Sweetgreen Inc Class A (b)(c)	1,360,393	26,500,456
Yum! Brands Inc	97,250	14,630,290
		322,922,003
Household Durables - 0.8%
DR Horton Inc	46,364	5,857,628
Lennar Corp Class A	21,452	2,329,901
PulteGroup Inc	56,150	5,759,867
SharkNinja Inc (c)	1,150,971	92,653,166
Somnigroup International Inc	138,236	8,440,690
		115,041,252
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(c)	2,656,852	18,305,710
Specialty Retail - 3.5%
Abercrombie & Fitch Co Class A (c)	283,593	19,687,026
Bath & Body Works Inc	211,115	6,441,119
Burlington Stores Inc (c)	42,670	9,602,457
Carvana Co Class A (c)	406,940	99,435,789
Dick's Sporting Goods Inc	30,060	5,643,464
Fanatics Inc Class A (c)(d)(e)	225,366	13,724,789
Five Below Inc (c)	284,658	21,602,696
Home Depot Inc/The	56,173	20,249,805
Lowe's Cos Inc	616,373	137,796,348
O'Reilly Automotive Inc (c)	1,100	1,556,720
Restoration Hardware Inc (b)(c)	269,606	49,615,592
TJX Cos Inc/The	915,089	117,753,653
Wayfair Inc Class A (c)	301,215	9,084,644
		512,194,102
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd (c)	1,282,336	19,286,333
Deckers Outdoor Corp (c)	744,084	82,466,830
Lululemon Athletica Inc (c)	593,758	160,771,854
NIKE Inc Class B	716,146	40,390,634
Under Armour Inc Class A (b)(c)	2,290,552	13,101,957
VF Corp (b)	372,262	4,422,473
		320,440,081
TOTAL CONSUMER DISCRETIONARY		2,370,008,532

Consumer Staples - 3.0%
Beverages - 0.3%
Celsius Holdings Inc (c)	140,497	4,911,775
Coca-Cola Co/The	489,717	35,528,968
		40,440,743
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A	537,104	11,805,546
BJ's Wholesale Club Holdings Inc (c)	80,437	9,456,174
Costco Wholesale Corp	132,121	131,394,335
Dollar Tree Inc (c)	198,331	16,217,526
Maplebear Inc (c)	36,400	1,451,996
Walmart Inc	1,373,765	133,598,646
		303,924,223
Food Products - 0.1%
Freshpet Inc (b)(c)	122,066	8,976,734
Real Good Food Co LLC /The Class B (c)(e)	11,626	0
Real Good Food Co LLC /The Class B unit (c)(g)	11,626	109
		8,976,843
Household Products - 0.0%
Procter & Gamble Co/The	37,471	6,091,660
Tobacco - 0.5%
JUUL Labs Inc Class A (c)(d)(e)	6,987,609	8,524,883
Philip Morris International Inc	417,910	71,613,058
		80,137,941
TOTAL CONSUMER STAPLES		439,571,410

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Inc	30,018	6,937,460
Financials - 5.0%
Capital Markets - 1.4%
Ares Management Corp Class A	125,625	19,161,580
Blue Owl Capital Inc Class A	1,628,419	30,174,604
Charles Schwab Corp/The	249,831	20,336,243
Goldman Sachs Group Inc/The	83,252	45,584,633
KKR & Co Inc Class A	192,350	21,979,835
Moody's Corp	45,157	20,461,540
Morgan Stanley	188,688	21,778,369
Robinhood Markets Inc Class A (c)	555,143	27,263,073
		206,739,877
Consumer Finance - 0.1%
American Express Co	52,781	14,061,386
Financial Services - 2.8%
Affirm Holdings Inc Class A (c)	365,947	18,209,523
Apollo Global Management Inc	253,337	34,575,434
Berkshire Hathaway Inc Class B (c)	11,221	5,983,598
Block Inc Class A (c)	570,182	33,338,542
Fiserv Inc (c)	31,378	5,791,437
Mastercard Inc Class A	400,615	219,561,057
Rocket Cos Inc Class A (b)	374,792	4,838,565
Toast Inc Class A (c)	379,106	13,488,591
Visa Inc Class A	232,803	80,433,437
		416,220,184
Insurance - 0.7%
Progressive Corp/The	337,211	95,005,827
TOTAL FINANCIALS		732,027,274

Health Care - 8.2%
Biotechnology - 1.5%
AbbVie Inc	142,313	27,765,266
Alnylam Pharmaceuticals Inc (c)	70,289	18,502,876
Apogee Therapeutics Inc (c)	52,433	2,057,995
Arcellx Inc (c)	20,619	1,339,204
Avidity Biosciences Inc (c)	51,730	1,688,985
Cibus Inc Class A (b)(c)	8,222	17,677
Exact Sciences Corp (c)	193,082	8,812,262
Gilead Sciences Inc	706,947	75,318,134
Janux Therapeutics Inc (c)	53,319	1,770,191
Legend Biotech Corp ADR (c)	113,825	3,978,184
Moderna Inc (c)	210,223	5,999,764
MoonLake Immunotherapeutics Class A (c)	71,780	3,020,502
Natera Inc (c)	51,004	7,698,034
Regeneron Pharmaceuticals Inc	78,937	47,264,319
Scholar Rock Holding Corp (c)	95,954	3,157,846
Summit Therapeutics Inc (c)	40,995	988,799
Viking Therapeutics Inc (c)	140,494	4,056,062
		213,436,100
Health Care Equipment & Supplies - 2.2%
Blink Health LLC Class A1 (c)(d)(e)	7,044	254,851
Boston Scientific Corp (c)	1,653,706	170,116,736
Glaukos Corp (c)	102,207	9,633,010
Insulet Corp (c)	68,416	17,260,673
Intuitive Surgical Inc (c)	173,476	89,478,921
Kestra Medical Technologies Ltd	99,450	2,392,767
Masimo Corp (c)	32,083	5,164,080
Stryker Corp	75,005	28,045,870
		322,346,908
Health Care Providers & Services - 1.0%
Cardinal Health Inc	144,968	20,482,529
Cencora Inc	41,251	12,072,930
CVS Health Corp	99,770	6,655,657
GeneDx Holdings Corp Class A (b)(c)	193,338	12,924,645
McKesson Corp	32,465	23,140,727
UnitedHealth Group Inc	159,544	65,642,784
		140,919,272
Health Care Technology - 0.0%
Claritev Corp warrants (c)	13,856	0
Waystar Holding Corp (c)	122,879	4,567,412
		4,567,412
Life Sciences Tools & Services - 0.0%
Danaher Corp	23,715	4,727,112
Revvity Inc (b)	5,936	554,600
Veterinary Emergency Group (c)(d)(e)(i)	62,379	4,528,715
		9,810,427
Pharmaceuticals - 3.5%
Eli Lilly & Co	561,274	504,557,262
TOTAL HEALTH CARE		1,195,637,381

Industrials - 5.2%
Aerospace & Defense - 2.5%
Axon Enterprise Inc (c)	56,680	34,761,844
Boeing Co (c)	541,021	99,136,688
GE Aerospace	356,759	71,901,209
Howmet Aerospace Inc	260,430	36,090,389
Relativity Space Inc (c)(e)	3,833	4,331
Space Exploration Technologies Corp (c)(d)(e)	519,625	96,130,626
Space Exploration Technologies Corp Class C (c)(d)(e)	162,357	30,036,045
Standardaero Inc (b)	78,076	2,109,614
		370,170,746
Building Products - 0.1%
AZEK Co Inc/The Class A (c)	185,321	9,184,509
Builders FirstSource Inc (c)	59,307	7,094,896
Trex Co Inc (b)(c)	64,783	3,745,753
		20,025,158
Electrical Equipment - 0.4%
Acuity Inc	22,719	5,534,576
GE Vernova Inc	134,770	49,975,411
		55,509,987
Ground Transportation - 1.4%
Lyft Inc Class A (c)	1,338,937	16,602,818
Uber Technologies Inc (c)	2,304,852	186,716,061
		203,318,879
Industrial Conglomerates - 0.0%
3M Co	31,391	4,360,524
Machinery - 0.0%
Chart Industries Inc (c)	21,868	2,951,743
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)(c)	147,758	6,541,247
Delta Air Lines Inc	81,771	3,404,127
Southwest Airlines Co	102,230	2,858,350
United Airlines Holdings Inc (c)	161,015	11,081,052
		23,884,776
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	36,149	6,133,039
FTAI Aviation Ltd (b)	709,688	76,014,682
		82,147,721
TOTAL INDUSTRIALS		762,369,534

Information Technology - 35.4%
Communications Equipment - 0.1%
Lumentum Holdings Inc (c)	166,786	9,847,045
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp Class A	403,408	31,042,246
Coherent Corp (c)	273,312	17,579,427
		48,621,673
IT Services - 1.1%
Cloudflare Inc Class A (c)	100,140	12,094,909
Coreweave Inc Class A (f)	616,760	25,472,188
Coreweave Inc Class A	74,473	3,075,735
Coreweave Inc Class A (e)(f)	40,036	1,959,402
Okta Inc Class A (c)	704,970	79,069,435
Snowflake Inc Class A (c)	245,737	39,192,594
Twilio Inc Class A (c)	45,800	4,429,318
X.Ai Holdings Corp Class A (d)(e)	68,594	2,507,797
		167,801,378
Semiconductors & Semiconductor Equipment - 19.4%
Astera Labs Inc (c)	707,122	46,182,138
Broadcom Inc	2,413,771	464,578,505
GlobalFoundries Inc (c)	856,339	30,031,809
Impinj Inc (c)	56,793	5,232,339
Lam Research Corp	121,772	8,727,399
Marvell Technology Inc	4,644,147	271,078,860
Micron Technology Inc	122,786	9,448,383
Monolithic Power Systems Inc	161,444	95,752,436
NVIDIA Corp	17,118,607	1,864,558,675
ON Semiconductor Corp (c)	488,269	19,384,279
		2,814,974,823
Software - 8.7%
Applied Intuition Inc Class A (d)(e)	7,903	1,077,890
AppLovin Corp Class A (c)	656,403	176,775,893
Cadence Design Systems Inc (c)	4,900	1,458,926
Celestial AI Inc (d)(e)	10,310	158,362
Crowdstrike Holdings Inc Class A (c)	30,270	12,981,895
Datadog Inc Class A (c)	222,476	22,728,148
Figma Inc Class A (d)(e)	60,051	1,425,010
HubSpot Inc (c)	65,556	40,087,494
Life360 Inc (b)(c)	81,637	3,502,227
Microsoft Corp	1,964,770	776,594,991
MicroStrategy Inc Class A (c)	16,027	6,092,023
Monday.com Ltd (c)	33,429	9,393,215
OpenAI Global LLC rights (c)(d)(e)	6,979,271	10,259,528
OpenAI Global LLC rights (c)(d)(e)	1,350,877	1,350,877
Oracle Corp	598,171	84,174,623
Palantir Technologies Inc Class A (c)	55,642	6,590,238
SailPoint Inc (b)	129,449	2,221,345
Servicenow Inc (c)	108,792	103,897,448
Stripe Inc Class B (c)(d)(e)	19,200	681,600
Synopsys Inc (c)	3,200	1,468,832
Zoom Communications Inc Class A (c)	24,800	1,922,992
		1,264,843,557
Technology Hardware, Storage & Peripherals - 5.8%
Apple Inc	3,972,559	844,168,788
Sandisk Corp/DE	100,709	3,233,765
		847,402,553
TOTAL INFORMATION TECHNOLOGY		5,153,491,029

Materials - 0.8%
Chemicals - 0.4%
Sherwin-Williams Co/The	160,390	56,604,839
Construction Materials - 0.2%
CRH PLC	68,701	6,555,449
James Hardie Industries PLC ADR (c)	230,638	5,475,346
Martin Marietta Materials Inc	20,508	10,745,782
Vulcan Materials Co	49,477	12,979,302
		35,755,879
Metals & Mining - 0.2%
Carpenter Technology Corp	152,532	29,836,784
TOTAL MATERIALS		122,197,502

Real Estate - 0.6%
Health Care REITs - 0.5%
Welltower Inc	472,884	72,157,370
Office REITs - 0.0%
Douglas Emmett Inc	50,640	700,350
Kilroy Realty Corp	71,403	2,249,909
		2,950,259
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (c)	194,154	13,072,389
TOTAL REAL ESTATE		88,180,018

TOTAL UNITED STATES		13,297,846,940
TOTAL COMMON STOCKS (Cost $8,544,288,813)		14,149,539,993

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	237,400	644,588
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	64,200	174,316
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(j)	2,901,461	3,636,982
		4,455,886
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (d)(e)	20,586	21,588
TOTAL UNITED STATES		4,477,474
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,223,647)		4,477,474

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	38,100	1,937,766
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (c)(d)(e)	31,950	6,782,666
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	20,165	3,925,042
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series D (d)(e)	215,427	5,952,248
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D2 (d)(e)	46,549	3,531,207
Meesho Series E (d)(e)	7,754	588,218
Meesho Series E1 (c)(d)(e)	4,649	352,673
Meesho Series F (c)(d)(e)	70,797	5,478,273
		9,950,371
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd Series 1 (c)(d)(e)	2,652	1,227,638
Pine Labs Pvt Ltd Series A (c)(d)(e)	663	306,909
Pine Labs Pvt Ltd Series B (c)(d)(e)	721	333,758
Pine Labs Pvt Ltd Series B2 (c)(d)(e)	583	269,877
Pine Labs Pvt Ltd Series C (c)(d)(e)	1,085	502,257
Pine Labs Pvt Ltd Series C1 (c)(d)(e)	228	105,543
Pine Labs Pvt Ltd Series D (c)(d)(e)	244	112,950
		2,858,932
TOTAL INDIA		12,809,303
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (d)(e)	216,700	738,947
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	130,900	719,950
Xsight Labs Ltd Series E (d)(e)	103,293	735,447
Xsight Labs Ltd Series E1 (d)(e)	47,890	409,938
		1,865,335
TOTAL ISRAEL		2,604,282
UNITED STATES - 1.5%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (c)(d)(e)	3,178,083	192,592
Neutron Holdings Inc Series 1D (c)(d)(e)	5,904,173	357,793
Rad Power Bikes Inc Series A (c)(d)(e)	13,256	1,193
Rad Power Bikes Inc Series C (c)(d)(e)	52,162	12,519
Rad Power Bikes Inc Series D (c)(d)(e)	102,800	40,092
Waymo LLC Series A2 (c)(d)(e)	7,817	505,604
Waymo LLC Series C2 (d)(e)	35,524	2,766,964
		3,876,757
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (c)(d)(e)	700	170,219
TOTAL CONSUMER DISCRETIONARY		4,046,976

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (c)(d)(e)	18,300	580,476
GoBrands Inc Series H (c)(d)(e)	11,467	467,395
		1,047,871
Food Products - 0.0%
AgBiome LLC Series C (c)(d)(e)	68,700	0
Tobacco - 0.0%
JUUL Labs Inc Series E (c)(d)(e)	12,508	15,259
TOTAL CONSUMER STAPLES		1,063,130

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)(e)	85,300	1,006,540
Tenstorrent Holdings Inc Series C1 (c)(d)(e)	16,673	1,074,908
Tenstorrent Holdings Inc Series D1 (d)(e)	26,748	1,844,275
Tenstorrent Holdings Inc Series D2 (d)(e)	7,862	520,150
		4,445,873
Health Care - 0.0%
Biotechnology - 0.0%
Neurona Therapeutics Inc Series F (d)(e)	438,700	903,722
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (c)(d)(e)	16,970	613,975
Blink Health LLC Series D (d)(e)	3,936	142,404
		756,379
TOTAL HEALTH CARE		1,660,101

Industrials - 0.7%
Aerospace & Defense - 0.7%
ABL Space Systems Co Series A10 (d)(e)	183,227	78,788
ABL Space Systems Co Series A8 (d)(e)	33,728	14,503
ABL Space Systems Co Series A9 (d)(e)	19,187	8,250
Anduril Industries Inc Series F (d)(e)	129,683	5,301,441
Anduril Industries Inc Series G (d)(e)	59,000	2,411,920
Space Exploration Technologies Corp Series G (c)(d)(e)	4,374	8,091,900
Space Exploration Technologies Corp Series J (c)(d)(e)	29,526	54,623,100
Space Exploration Technologies Corp Series N (c)(d)(e)	8,141	15,060,850
		85,590,752
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (d)(e)	65,890	2,155,921
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(d)(e)	11,104	961,828
Beta Technologies Inc Series C, 6% (d)(e)	6,055	538,229
		1,500,057
TOTAL INDUSTRIALS		89,246,730

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (c)(d)(e)	92,760	318,167
Enevate Corp Series E (c)(d)(e)	1,325,513	649,501
Frore Systems Inc Series C (d)(e)	85,893	1,227,411
Menlo Microsystems Inc Series C (c)(d)(e)	560,500	241,014
		2,436,093
IT Services - 0.4%
Gupshup Inc (c)(d)(e)	78,911	529,493
X.Ai Holdings Corp Series B (d)(e)	872,295	31,891,105
X.Ai Holdings Corp Series C (d)(e)	160,442	5,865,760
Yanka Industries Inc Series F (c)(d)(e)	55,991	235,722
		38,522,080
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (c)(d)(e)	47,598	1,204,705
Alif Semiconductor Series D (d)(e)	50,000	1,352,001
Danger Devices Inc Series B (d)(e)	1,028,200	925,380
Rexford Industrial Realty Inc 5.625% Series C (c)(d)(e)	154,149	1,336,472
Rexford Industrial Realty Inc 5.875% Series D (e)	45,360	419,126
SiMa Technologies Inc Series B (c)(d)(e)	313,000	1,705,850
SiMa Technologies Inc Series B1 (c)(d)(e)	20,966	138,166
		7,081,700
Software - 0.3%
Algolia Inc Series D (c)(d)(e)	30,436	474,802
Anthropic PBC Series D (d)(e)	92,022	4,853,240
Anthropic PBC Series E (d)(e)	9,200	464,876
Applied Intuition Inc Series A2 (d)(e)	10,287	1,403,044
Applied Intuition Inc Series B2 (d)(e)	4,960	676,494
Celestial AI Inc Series A (d)(e)	65,737	1,009,720
Celestial AI Inc Series B (d)(e)	49,465	759,782
Celestial AI Inc Series C1 (d)(e)	198,147	3,043,539
Crusoe Energy Systems LLC Series D (d)(e)	70,763	1,537,680
Databricks Inc Series G (c)(d)(e)	48,000	4,027,200
Databricks Inc Series H (c)(d)(e)	31,572	2,648,891
Databricks Inc Series I (c)(d)(e)	1,359	114,020
Databricks Inc Series J (d)(e)	44,987	3,774,409
Lyte Ai Inc Series B (d)(e)	165,469	1,835,051
MOLOCO Inc Series A (c)(d)(e)	20,180	1,149,049
Mountain Digital Inc Series D (c)(d)(e)	62,139	810,293
Nuro Inc/CA Series E (d)(e)	107,458	1,374,388
Runway AI Inc Series D (d)(e)	129,200	1,259,700
Skyryse Inc Series B (c)(d)(e)	67,400	1,746,334
Stripe Inc Series H (c)(d)(e)	8,086	287,053
Stripe Inc Series I (c)(d)(e)	124,536	4,421,028
		37,670,593
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (c)(d)(e)	70,909	4,130,449
Lightmatter Inc Series C2 (c)(d)(e)	11,138	665,050
Lightmatter Inc Series D (d)(e)	86,242	6,426,754
		11,222,253
TOTAL INFORMATION TECHNOLOGY		96,932,719

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(d)(e)	249,802	5,415,707
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (c)(d)(e)	37,990	983,561
Redwood Materials Series D (c)(d)(e)	10,886	281,839
		1,265,400
TOTAL UNITED STATES		204,076,636
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $175,862,432)		238,087,943

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	110,642	101,270
Health Care - 0.0%
Health Care Technology - 0.0%
HeartFlow Inc 0% (d)(e)(k)	1,613,600	1,645,550
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(k)	73,664	66,240
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	334,437	338,933
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (d)(e)	159,357	180,344
TOTAL INFORMATION TECHNOLOGY		585,517

TOTAL UNITED STATES		2,332,337
TOTAL PREFERRED SECURITIES (Cost $2,291,700)		2,332,337

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.33	219,651,490	219,695,420
Fidelity Securities Lending Cash Central Fund (m)(n)	4.33	185,867,110	185,885,697
TOTAL MONEY MARKET FUNDS (Cost $405,581,117)			405,581,117

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $9,131,247,709)	14,800,018,864
NET OTHER ASSETS (LIABILITIES) - (1.3)% (l)	(187,888,672)
NET ASSETS - 100.0%	14,612,130,192

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini NASDAQ 100 Index Contracts (United States)	162	Jun 2025	63,693,540	(841,927)	(841,927)
CME E-Mini S&P 500 Index Contracts (United States)	181	Jun 2025	50,562,350	(1,065,879)	(1,065,879)

TOTAL FUTURES CONTRACTS					(1,907,806)
The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $427,371,404 or 2.9% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $44,682,607 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,109,622 or 0.1% of net assets.

(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,188,217 or 0.0% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Includes $8,849,997 of cash collateral to cover margin requirements for futures contracts.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	313,081

ABL Space Systems Co Series A8	3/24/21	1,338,638

ABL Space Systems Co Series A9	10/22/21	1,166,473

AgBiome LLC Series C	6/29/18	435,125

Akeana Series C	1/23/24	1,088,496

Algolia Inc Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Alif Semiconductor Series D	4/11/25	1,350,855

Anduril Industries Inc Series F	8/07/24	2,818,868

Anduril Industries Inc Series G	4/17/25	2,412,085

Ant International Co Ltd Class C	5/16/18	769,853

Anthropic PBC Series D	5/31/24	2,761,074

Anthropic PBC Series E	2/14/25	515,996

Applied Intuition Inc Class A	7/02/24	471,769

Applied Intuition Inc Series A2	7/02/24	614,081

Applied Intuition Inc Series B2	7/02/24	296,087

Beta Technologies Inc Series A	4/09/21	813,590

Beta Technologies Inc Series C, 6%	10/24/24	693,116

Blink Health LLC Class A1	12/30/20 - 6/17/24	199,200

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Blink Health LLC Series D	6/17/24 - 6/25/24	165,312

Bolt Technology OU Series E	1/03/22	5,238,796

ByteDance Ltd Series E1	11/18/20	3,500,895

Celestial AI Inc	2/25/25	152,750

Celestial AI Inc Series A	2/25/25	973,940

Celestial AI Inc Series B	2/25/25	732,859

Celestial AI Inc Series C1	2/25/25	3,453,742

Cellink Corp Series D	1/20/22	1,931,625

Crusoe Energy Systems LLC Series D	12/10/24	2,064,287

Danger Devices Inc Series B	3/05/25	925,894

Databricks Inc Series G	2/01/21	2,837,886

Databricks Inc Series H	8/31/21	2,320,041

Databricks Inc Series I	9/14/23	99,887

Databricks Inc Series J	12/17/24	4,161,298

Diamond Foundry Inc Series C	3/15/21	5,995,248

Discord Inc Series I	9/15/21	385,437

Element Labs Inc Series A	2/11/25	799,319

Enevate Corp 10% 5/12/2025	11/12/24	20,586

Enevate Corp 6%	11/02/23 - 10/31/24	73,664

Enevate Corp Series E	1/29/21	1,469,576

Epic Games Inc	7/30/20	349,025

Fanatics Inc Class A	8/13/20 - 10/24/22	10,009,624

Figma Inc Class A	5/15/24	1,392,763

Frore Systems Inc Series C	5/10/24	1,380,335

GoBrands Inc Series G	3/02/21	4,569,827

GoBrands Inc Series H	7/22/21	4,454,821

Gupshup Inc	6/08/21	1,804,316

HeartFlow Inc 0%	3/26/25	1,613,600

JUUL Labs Inc Class A	12/20/17 - 2/23/24	7,714,318

JUUL Labs Inc Series E	12/20/17 - 7/06/18	342,963

Lenskart Solutions Pvt Ltd	4/30/24	6,959,691

Lightmatter Inc Series C1	5/19/23	1,166,935

Lightmatter Inc Series C2	12/18/23	289,608

Lightmatter Inc Series D	10/11/24	6,919,239

Lyte Ai Inc Series B	8/13/24	2,099,156

Meesho Series D2	7/15/24	2,606,744

Meesho Series E	7/15/24	434,224

Meesho Series E1	4/18/24	260,344

Meesho Series F	9/21/21 - 7/15/24	5,279,390

Menlo Microsystems Inc Series C	2/09/22	742,943

MOLOCO Inc Series A	6/26/23	1,210,800

Mountain Digital Inc Series D	11/05/21	1,427,041

Neurona Therapeutics Inc Series F	3/28/25	903,722

Neutron Holdings Inc	2/04/21	4,916

Neutron Holdings Inc 4% 5/22/2027	6/04/20	237,400

Neutron Holdings Inc 4% 6/12/2027	6/12/20	64,200

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	2,901,461

Neutron Holdings Inc Series 1C	7/03/18	581,081

Neutron Holdings Inc Series 1D	1/25/19	1,431,762

Nuro Inc/CA Series E	4/01/25	1,374,763

OpenAI Global LLC rights	9/30/24	6,979,271

OpenAI Global LLC rights	4/11/25	1,350,877

Oura Health Oy Series D	12/18/24	5,534,320

Pine Labs Pvt Ltd	6/30/21	413,750

Pine Labs Pvt Ltd Series 1	6/30/21	989,073

Pine Labs Pvt Ltd Series A	6/30/21	247,454

Pine Labs Pvt Ltd Series B	6/30/21	269,080

Pine Labs Pvt Ltd Series B2	6/30/21	217,626

Pine Labs Pvt Ltd Series C	6/30/21	404,801

Pine Labs Pvt Ltd Series C1	6/30/21	85,260

Pine Labs Pvt Ltd Series D	6/30/21	91,226

Rad Power Bikes Inc	1/21/21	490,493

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	110,642

Rad Power Bikes Inc Series A	1/21/21	63,945

Rad Power Bikes Inc Series C	1/21/21	251,621

Rad Power Bikes Inc Series D	9/17/21	985,215

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Redwood Materials Series C	5/28/21	1,800,858

Redwood Materials Series D	6/02/23	519,653

Revolut Group Holdings Ltd	12/27/24	2,789,311

Rexford Industrial Realty Inc 5.625% Series C	5/17/23 - 6/20/23	1,199,557

Runway AI Inc Series D	9/06/24	1,400,758

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 4/05/25	334,437

SiMa Technologies Inc Series B	5/10/21	1,604,876

SiMa Technologies Inc Series B1	4/25/22	148,668

Skyryse Inc 0% 2/5/2027	8/13/24	159,357

Skyryse Inc Series B	10/21/21	1,663,430

Space Exploration Technologies Corp	2/16/21 - 8/30/24	45,684,309

Space Exploration Technologies Corp Class C	12/15/22 - 7/01/24	14,499,349

Space Exploration Technologies Corp Series G	9/07/23	3,542,940

Space Exploration Technologies Corp Series J	9/07/23	23,916,060

Space Exploration Technologies Corp Series N	8/04/20	2,198,070

Stripe Inc Class B	5/18/21	770,465

Stripe Inc Series H	3/15/21	324,451

Stripe Inc Series I	3/20/23 - 5/12/23	2,507,425

Taalas Inc Series B	2/19/25	2,092,201

Tenstorrent Holdings Inc Series C1	4/23/21	991,307

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	2,108,450

Tenstorrent Holdings Inc Series D2	7/17/24	597,355

Veterinary Emergency Group	9/16/21 - 3/17/22	2,645,480

Waymo LLC Series A2	5/08/20	671,224

Waymo LLC Series C2	10/18/24	2,778,023

X.Ai Holdings Corp Class A	10/25/22	2,471,000

X.Ai Holdings Corp Series B	5/13/24	10,441,371

X.Ai Holdings Corp Series C	11/22/24	3,473,569

Xsight Labs Ltd Series D	2/16/21	1,046,676

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	826,341

Xsight Labs Ltd Series E1	1/11/24	382,928

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Yanka Industries Inc Series F	4/08/21	1,784,814

Zipline International Inc Series G	6/07/24	2,763,842

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Aditya Birla Fashion and Retail Ltd	9/15/2025

Coreweave Inc Class A	9/24/2025

Coreweave Inc Class A	9/24/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	922,479,635	1,484,978,330	2,187,762,545	20,440,751	-	-	219,695,420	219,651,490	0.4%
Fidelity Securities Lending Cash Central Fund	49,444,822	675,935,780	539,494,905	142,907	-	-	185,885,697	185,867,110	0.6%
Total	971,924,457	2,160,914,110	2,727,257,450	20,583,658	-	-	405,581,117

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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